Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 2,933	£ 3,035
Other creditors	4,270	4,319
Items in the course of collection due to other banks	6	8
Lease liabilities (refer to Note 19)	622	542
Other liabilities	£ 7,831	£ 7,904